Average Annual Total Returns - VIPSectorFunds-InvestorComboPRO - VIPSectorFunds-InvestorComboPRO - VIP Health Care Portfolio	Aug. 04, 2023
VIP Health Care Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	(12.49%)
Past 5 years	10.41%
Past 10 years	14.97%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F1513
Average Annual Return:
Past 1 year	(5.43%)
Past 5 years	11.70%
Past 10 years	14.84%